SHARE-BASED COMPENSATION - Summary of share options outstanding (Details) - USD ($)		12 Months Ended
	May 03, 2019	Dec. 31, 2022	Dec. 31, 2021
Number of shares
Balance at the beginning of period		167,151
Forfeited		145,478
Balance at the end of period		21,673	167,151
Exercisable, at the end of period		21,673
Weighted average exercise price
Balance at the beginning of period		$ 0.02
Balance at the end of period		0.02	$ 0.02
Exercisable, at the end of period		0.02
Weighted Average grant date fair value per share
Balance at the beginning of period		3.17
Balance at the end of period		3.17	$ 3.17
Exercisable		$ 3.17
Weighted average remaining contractual years
Outstanding at the end of the period (in years)		6 years 4 months 2 days	11 months 26 days
Expected to vest at the end of the period (in years)		0 years
Exercisable at the end of the period (in years)		6 years 4 months 2 days
Weighted average intrinsic value
Outstanding at the end of the period (in dollars)		$ 0.27	$ 1.12
Exercisable at the end of the period (in dollars)		$ 0.27
Kaixin Auto 2019 Plan
Number of shares
Granted	2,186,364